CONDENSED STATEMENT OF OPERATIONS (PARENTHETICAL) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction monthly fee	$ 5,754,682	$ 1,733,938	$ 3,831,291	$ 41,231,704
Selling and Marketing Expense [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction monthly fee	$ 1,370,214	$ 1,361,168	$ 2,072,224	$ 869,777